Convertible Preferred Shares and Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023	Apr. 30, 2016	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Shares and Warrants [Line Items]
Convertible preferred shares outstanding			13,739,186
Preferred shares that can be converted			14,270,797
Carrying value was reclassified into shareholders’ equity (in Dollars)			$ 53,964
Exercise price of warrants (in Dollars per share)			$ 3.87
Warrants convertible shares			3,880,777
Exercise price (in Dollars per share)			$ 3.87
Warrants exercised			9,984	1,556,817
Ordinary shares	67,897	67,897	324	1,160,016
Warrants outstanding			2,313,976
Preferred Class A [Member]
Convertible Preferred Shares and Warrants [Line Items]
Number of warrants issued			3,614,960
Series A Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants [Line Items]
Number of warrants issued			3,880,777
Exercise price of warrants (in Dollars per share)			$ 5.04
Additional warrants granted			7.00%